OTHER PAYABLES	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
OTHER PAYABLES	NOTE 9: OTHER PAYABLES
	As of December 31	As of December 31
	2021	2020
Government authorities	$615	$338
Employees and payroll accruals	$655	$711
Other payables	$47	$47
	1,317	1,096